Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefits
Schedule of Plans' assets measured at estimated fair value

	Balance
	December 31,
(Thousands of dollars)	2013	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 65,998	$ 65,998	$-	$-
Foreign equity securities	30,348	30,348	-	-
Real estate mutual fund	8,866	8,866	-	-
Commodity mutual funds	2,756	2,756	-	-
International fixed income mutual funds	2,485	2,485	-	-
Money market funds	1,938	1,938	-	-
Fixed income mutual funds	1,786	1,786	-	-
Corporate bonds	1,528	-	1,528	-
Other	3,850	-	3,850	-
Total Assets	$ 119,555	$ 114,177	$5,378	$-

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 36,346	$ 36,346	$-	$-
Fixed income mutual funds	12,533	12,533	-	-
Foreign equity securities	7,475	7,475	-	-
Corporate bonds	6,387	-	6,387	-
Money market funds	6,285	6,285	-	-
U.S. Government agency securities	6,218	-	6,218	-
U.S. Government bonds	5,680	-	5,680	-
Emerging markets-equity	5,607	5,607	-	-
Real estate mutual fund	5,453	5,453	-	-
Mutual funds-equities	2,701	2,701	-	-
Treasury inflation indexed bonds	2,083	-	2,083	-
Other	818	-	818	-
Total Assets	$ 97,586	$ 76,400	$21,186	$-

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2013	2012	2011
Weighted-average assumptions
Discount rate used to determine obligations	3.55-5.20%	2.50-4.15%	3.75-4.70%
Discount rate used to determine net periodic benefit cost	2.50-4.15%	3.75-4.70%	4.45-5.65%
Expected return on plan assets	6.50-7.25%	6.50-7.25%	7.00-7.50%
Long-term rate of increase in compensation levels	4.00%	4.00%	4.00-5.00%

Schedule of the funded status

	December 31,
(Thousands of dollars)	2013	2012
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$226,725	$204,540
Service cost	9,427	8,843
Interest cost	8,199	8,918
Actuarial losses (gains)	(30,968)	25,749
Benefits paid	(6,916)	(5,872)
Plan curtailments	-	(6,136)
Plan settlement	-	(5,532)
Agreement termination gain	(3,204)	-
Plan amendments	-	(3,785)
Benefit obligation at end of year	$203,263	$226,725
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$97,586	$91,512
Actual return on plan assets	15,494	9,426
Employer contributions	13,391	8,052
Benefits paid	(6,916)	(5,872)
Plan settlement	-	(5,532)
Fair value of plan assets at end of year	$119,555	$97,586
Funded status	$(83,708)	$(129,139)

Schedule of net periodic benefits cost of plans

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$9,427	$8,843	$7,550
Interest cost	8,199	8,918	8,997
Expected return on plan assets	(6,458)	(6,431)	(6,598)
Amortization and other	6,303	6,748	4,027
Agreement termination gain	(3,204)	-	-
Settlement	-	1,796	-
Curtailment	-	1,134	-
Net periodic benefit cost	$14,267	$21,008	$13,976

Schedule of amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes
(Thousands of dollars)	2013	2012
Accumulated loss, net of gain	$(38,475)	$(91,611)
Prior service cost, net of credit	(96)	(72)
Total accumulated other comprehensive loss	$(38,571)	$(91,683)